UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR222	Printed in U.S.A.
CGM
Mutual Fund

369th Quarterly Report
June 30, 2022

A No-Load Fund

To Our Shareholders:

CGM Mutual Fund decreased -13.6% during the second quarter of 2022 compared to a return of -16.1% for the Standard and Poor’s 500 Index (S&P 500 Index) and -4.6% for the ICE BofAML U.S. Corporate, Government and Mortgage Index*. For the first six months of the year, CGM Mutual Fund decreased -9.5%, the S&P 500 Index decreased -20.0% and the ICE BofAML U.S. Corporate, Government and Mortgage Index decreased -10.4%.
Economic uncertainties that emerged early in the year continued to impact stocks into the second quarter. Stocks slumped in early April as the market anticipated aggressive steps by the Federal Reserve to combat rising inflation and the Russian invasion of Ukraine drove up energy prices. Ongoing global supply disruptions were exacerbated by renewed lockdowns in China to combat a resurgence of COVID-19 cases. U.S. employment remained a bright spot in the economy. The Labor Department reported that the March unemployment rate dropped to 3.6% and initial jobless claims in early April fell to their lowest level since 1968. In a separate report, the Labor Department indicated that the Producer Price Index jumped 11.5% in March for its fourth consecutive month of double-digit gains and further evidence of escalating inflation. Earnings reports generally signaled surprisingly strong corporate profits, briefly propping up the market in mid-April. Supply chain constraints, reduced inventory investment and diminishing government stimulus contributed to the contraction of U.S. GDP at a 1.6% annual rate in the first quarter. Rising bond yields and plummeting technology stocks pushed the S&P 500 Index down 8.7% in April for its worst monthly performance since the onset of the pandemic in 2020.
In early May, the Fed aggressively responded to escalating inflation with the approval of a 0.5% interest rate increase and the announcement of plans to begin reducing its $9 trillion asset portfolio starting in June. Stocks initially surged in response but plunged over the following several days as technology and bank stocks suffered. Another strong employment report from the Labor Department stated that in April the U.S. economy added in excess of 400,000 jobs for the twelfth straight month. But the market selloff continued through the first half of the month on indications of widespread inflationary pressures, disappointing earnings reports from large retailers and concern that China’s COVID restrictions would reduce demand for oil and other commodities. Stocks recovered much of their losses late in the month as the consumer discretionary and financial sectors rallied. In late May the Commerce Department reported that consumer spending increased in April for the fourth consecutive month. The news boosted the market to its best weekly performance of the year before stocks pulled back on May 31 resulting in a modest 0.2% monthly increase for the S&P 500 Index.
Volatility persisted into June as the market weighed conflicting indications of consumer strength and a stagnating economy. Recession fears increased when the Labor Department reported the Consumer Price Index for May increased 8.6% from the previous year. Accelerating prices for energy and groceries were the main contributors to the CPI’s expansion to its highest level since 1979. The market plummeted in response and on June 13, the S&P 500 Index entered into its first bear market since 2020, closing more than 20% below its January record. Stocks briefly rebounded when the Fed raised interest rates 0.75%, bringing the benchmark rate back to its pre-pandemic level. But by the middle of the month, the market suffered its worst weekly performance since March 2020 as the energy sector plunged and falling home construction and retail spending figures projected diminishing economic growth. Stocks sagged through the end of the month as the University of Michigan reported its consumer sentiment index dropped to a record low and the Conference Board followed with its report that consumer expectations for the short-term outlook on income, business and labor market conditions fell to the worst level in over nine years. By quarter-end Commerce Department figures suggested a slowdown in consumer spending and the S&P 500 Index closed with its worst performance for the first six months of the year since 1970.
The 10-year U.S. Treasury bond yielded 2.3% at the beginning of the quarter and climbed as high as 3.5% on June 15 before finishing the quarter at 3.0%. The yield rose in response to rising inflation and pulled back late in the quarter as stock market declines drove investment to the safety of government bonds. The S&P 500 was priced at 24.1
1

CGM MUTUAL FUND

times the trailing twelve-month earnings at the end of the quarter. Despite the market downturn, stocks remain expensive, but we believe that companies with low valuations in several market sectors offer substantial growth opportunities.
On June 30, 2022, CGM Mutual Fund was 32.5% invested in short-term U.S. Treasury securities. The three largest industry positions in the equity portion of the portfolio were in oil and gas – independent production, metals and mining and health care services. The Fund’s three largest equity holdings were Coterra Energy Inc. (oil and gas – independent production), Signet Jewelers Limited (retail) and Antero Resources Corporation (oil and gas – independent production).

David C. Fietze
President

July 1, 2022

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.
2

CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2022

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	82.6	+	6.2
5 Years	+	20.8	+	3.8
1 Year	-	7.8	-	7.8
3 Months	-	13.6		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2022
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Oil and Gas - Independent Production	21.1%
Metals and Mining	8.4
Health Care Services	7.7
Oil Service	6.6
Retail	5.8
Commercial Banks	5.5
Food - Packaging and Miscellaneous	4.2
Drugs	3.6
Consumer Products	1.5
BONDS

United States Treasury	32.5

SCHEDULE OF INVESTMENTS as of June 30, 2022
(unaudited)
COMMON STOCKS — 64.4% OF TOTAL NET ASSETS

Commercial Banks — 5.5%	Shares	Value(a)
Bank of America Corporation	150,000	$4,669,500
Citigroup Inc.	230,000	10,577,700
		15,247,200
Consumer Products — 1.5%
Academy Sports and Outdoors, Inc.	120,000	4,264,800

Drugs — 3.6%
Bristol-Myers Squibb Company	80,000	6,160,000
Merck & Co., Inc.	40,000	3,646,800
		9,806,800
Food - Packaging and Miscellaneous — 4.2%
O-I Glass, Inc. (b)	830,000	11,620,000

Health Care Services — 7.7%
AMN Healthcare Services Inc (b)	100,000	10,971,000
Tenet Healthcare Corporation (b)	195,000	10,249,200
		21,220,200

See accompanying notes to financial statements.
4

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022 (continued)
(unaudited)
COMMON STOCKS (continued)
Metals and Mining — 8.4%	Shares	Value(a)
Alpha Metallurgical Resources, Inc.	40,000	$5,165,200
Arch Coal, Inc.	30,000	4,292,700
CONSOL Energy Inc. (b)	125,000	6,172,500
Peabody Energy Corporation (b)	350,000	7,465,500
		23,095,900
Oil and Gas - Independent Production — 21.1%
Antero Resources Corporation (b)	500,000	15,325,000
Coterra Energy Inc.	650,000	16,763,500
Range Resources Corporation (b)	500,000	12,375,000
Southwestern Energy Company (b)	2,200,000	13,750,000
		58,213,500
Oil Service — 6.6%
Halliburton Company	240,000	7,526,400
Schlumberger Limited	300,000	10,728,000
		18,254,400
Retail — 5.8%
Signet Jewelers Limited	300,652	16,072,856

TOTAL COMMON STOCKS (Identified cost $187,253,277)		177,795,656
BONDS — 29.3% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 29.3%
United States Treasury Notes, 0.125%, 11/30/2022	$32,000,000	31,708,750
United States Treasury Notes, 0.125%, 01/31/2023	21,500,000	21,194,297
United States Treasury Notes, 0.125%, 01/15/2024	10,000,000	9,580,078
United States Treasury Notes, 0.250%, 09/30/2023	19,000,000	18,383,984
TOTAL BONDS (Identified cost $82,433,266)		80,867,109

SHORT-TERM INVESTMENTS — 3.2% OF TOTAL NET ASSETS
United States Treasury — 3.2%
United States Treasury Bills, 1.579%, 03/23/2023 (c)	9,000,000	8,845,389
TOTAL SHORT-TERM INVESTMENTS (Identified cost $8,896,981)
TOTAL INVESTMENTS — 96.9% (Identified cost $278,583,524)		267,508,154
Cash and receivables		15,484,296
Liabilities		(6,910,605)
TOTAL NET ASSETS — 100.0%		$276,081,845

(a)	See Note 2A.
(b) Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity. This security is a zero coupon security.
See accompanying notes to financial statements.
5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $278,583,524)		$267,508,154
Cash		2,719,745
Receivable for:
Securities sold	$12,662,149
Shares of the Fund sold	603
Dividends and interest	101,799	12,764,551
Total assets		282,992,450

Liabilities
Payable for:
Securities purchased	6,391,310
Shares of the Fund redeemed	179,821
Tax withholding	550	6,571,681
Accrued expenses:
Management fees	226,694
Trustees’ fees	20,818
Accounting, administration and compliance expenses	9,850
Transfer agent fees	29,967
Other expenses	51,595	338,924
Total liabilities		6,910,605
Net Assets		$276,081,845

Net assets consist of:
Capital paid-in		$297,285,844
Accumulated loss		(21,203,999)
Net Assets		$276,081,845

Shares of beneficial interest outstanding, no par value		10,712,196

Net asset value per share*		$25.77

* Shares of the Fund are sold and redeemed at net asset
value ($276,081,845 ÷ 10,712,196).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$5,524)*	$2,273,976
Interest	126,996
2,400,972
Expenses:
Management fees	1,402,835
Trustees’ fees	41,983
Accounting, administration and compliance expenses	178,362
Custodian fees and expenses	35,037
Transfer agent fees	128,441
Audit and tax services	29,526
Legal	40,870
Printing	18,816
Registration fees	13,091
Miscellaneous expenses	2,752
1,891,713
Net investment income	509,259

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(7,875,603)
Net change in unrealized depreciation on investments	(21,579,630)
Net realized and unrealized losses on investments	(29,455,233)

Change in Net Assets from Operations	$(28,945,974)

*Includes a non-recurring dividend of $292,500.

See accompanying notes to financial statements.
6

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
From Operations
Net investment income	$509,259	$4,403,684
Net realized gains (losses) on investments	(7,875,603)	78,438,293
Net change in unrealized depreciation on investments	(21,579,630)	(13,126,462)
Change in net assets from operations	(28,945,974)	69,715,515

From Distributions to Shareholders
Total distributions	(215,718)	(69,184,278)

From Capital Share Transactions
Proceeds from sale of shares	704,723	1,518,795
Net asset value of shares issued in connection with reinvestment of distributions	239,037	64,505,653
	943,760	66,024,448
Cost of shares redeemed	(11,584,963)	(33,924,450)
Change in net assets derived from capital share transactions	(10,641,203)	32,099,998
Total change in net assets	(39,802,895)	32,631,235

Net Assets
Beginning of period	315,884,740	283,253,505
End of period	$276,081,845	$315,884,740

Number of Shares of the Fund:
Issued from sale of shares	24,206	43,267
Issued in connection with reinvestment of distributions	8,179	2,252,547
	32,385	2,295,814
Redeemed	(399,321)	(979,961)
Net change	(366,936)	1,315,853

See accompanying notes to financial statements.
7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (unaudited)			For the Year Ended December 31,
				2021		2020		2019		2018		2017
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$28.51			$29.01		$26.81		$26.54		$31.02		$30.76
Net investment income (a)	0.05		(b)	0.47	(c)	0.02		0.27	(d)	0.25	(e)	0.13
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(2.77)			6.82		2.20		0.27		(4.48)		5.13
Total from investment operations	(2.72)			7.29		2.22		0.54		(4.23)		5.26

Dividends from net investment income	(0.02)			(0.49)		(0.02)		(0.27)		(0.25)		(0.13)
Distributions from net short-term realized gains	—			(7.30)		—		—		—		(4.33)
Distributions from net long-term realized gains	—			—		—		—		—		(0.54)
Total distributions	(0.02)			(7.79)		(0.02)		(0.27)		(0.25)		(5.00)

Net increase (decrease) in net asset value	(2.74)			(0.50)		2.20		0.27		(4.48)		0.26
Net asset value at end of period	$25.77			$28.51		$29.01		$26.81		$26.54		$31.02

Total return (%)	(9.5)			25.1		8.3		2.1		(13.7)		17.1
Ratios:
Net operating expenses after waiver (%)**	1.21	*		1.16	(f)	1.19	(f)	1.22		1.15		1.15
Total operating expenses before waiver (%)**	1.21	*		1.19	(f)	1.26	(f)	1.22		1.15		1.15
Net investment income (%)**	0.33	*	(b)	1.36	(c)	0.09		0.97	(d)	0.82	(e)	0.38
Portfolio turnover (%)	538	*		657		686	(g)	442		362		423
Net assets at end of period (in thousands) ($)	276,082		315,885		283,254		295,720		325,037		415,584
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects a non-recurring dividend which amounted to $0.03 per share. Excluding this non-recurring dividend, the ratio of net investment income to average net assets would have been 0.14%.
(c) Net Investment income per share reflects non-recurring dividends which amounted to $0.30 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.48%.
(d) Net Investment income per share reflects non-recurring dividends which amounted to $0.05 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.77%.
(e) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.
(f) The expense waiver was in effect from May 1, 2020 through April 30, 2021.
(g) The increase in the turnover ratio from prior year was due to the decrease in the average market value and an increase in trading activity.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.
8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2022
(unaudited)
1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2022 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$177,795,656	—	—
	Bonds
	United States Treasury Notes	—	$80,867,109	—
	Short-Term Investments
	United States Treasury Bills	—	8,845,389	—
	Total	$177,795,656	$89,712,498	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1
10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$293,541	—	$(13,711,642)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2022 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$281,219,796	$7,608,567	$(21,320,209)	$(13,711,642)
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2021, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$13,510,135	—	$13,510,135	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2021 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and
11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2021 and 2020 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2021	$ 69,184,278	—	$ 69,184,278
2020	$ 210,325	—	$ 210,325
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2022, the Fund was not a party to any repurchase transactions.
12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
C. Recent events — The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively
13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
4. Purchases and sales of securities — For the period ended June 30, 2022, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $814,569,479 and $828,840,474, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2022, the Fund incurred management fees of $1,402,835, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $178,362, for the period ended June 30, 2022, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $137,702 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2022, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses when applicable for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
14

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2022 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Mutual Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of the services provided by CGM's advisory and administrative personnel. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (balanced funds and mixed-asset target allocation growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund’s above average performance for the one-year period ended December 31, 2021, and below average performance for the three-, five-, and ten-year periods ended December 31, 2021, as compared to funds in the Broadridge Balanced Fund universe. The Board also noted the Fund’s above average performance for the one-year period ended December 31, 2021 and the below average performance for the three-, five-, and ten-year periods ended December 31, 2021, as compared to funds in the Broadridge Mixed-Asset Target Allocation Growth Fund universe. The Board also considered more recent information indicating that the Fund’s performance had exceeded the average performance of funds in the Broadridge Balanced Fund universe for the quarter ended March 31, 2022. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2021 and the relatively small size of the Fund, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was above the median expense ratio and the advisory fee paid by the Fund was above the median for mutual funds included in the Broadridge expense universe, and concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given the Fund's relatively small size and CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

16

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 to June 30, 2022.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During Period* 01/01/22 - 06/30/22
Actual	$1,000.00	$ 904.51	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,018.78	$6.07
* Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Sr. Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
TONY FIGUEIREDO, Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR222	Printed in U.S.A.
CGM
Realty Fund

113th Quarterly Report
June 30, 2022

A No-Load Fund

To Our Shareholders:

CGM Realty Fund decreased -21.7% during the second quarter of 2022 compared to a return of -16.1% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and -16.9% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund decreased -25.2%, the S&P 500 Index decreased -20.0% and the Standard and Poor’s U.S. REIT Index decreased -20.2%.
Economic uncertainties that emerged early in the year continued to impact stocks into the second quarter. Stocks slumped in early April as the market anticipated aggressive steps by the Federal Reserve to combat rising inflation and the Russian invasion of Ukraine drove up energy prices. Ongoing global supply disruptions were exacerbated by renewed lockdowns in China to combat a resurgence of COVID-19 cases. U.S. employment remained a bright spot in the economy. The Labor Department reported that the March unemployment rate dropped to 3.6% and initial jobless claims in early April fell to their lowest level since 1968. In a separate report, the Labor Department indicated that the Producer Price Index jumped 11.5% in March for its fourth consecutive month of double-digit gains and further evidence of escalating inflation. Earnings reports generally signaled surprisingly strong corporate profits, briefly propping up the market in mid-April. Supply chain constraints, reduced inventory investment and diminishing government stimulus contributed to the contraction of U.S. GDP at a 1.6% annual rate in the first quarter. Rising bond yields and plummeting technology stocks pushed the S&P 500 Index down 8.7% in April for its worst monthly performance since the onset of the pandemic in 2020.
In early May, the Fed aggressively responded to escalating inflation with the approval of a 0.5% interest rate increase and the announcement of plans to begin reducing its $9 trillion asset portfolio starting in June. Stocks initially surged in response but plunged over the following several days as technology and bank stocks suffered. Another strong employment report from the Labor Department stated that in April the U.S. economy added in excess of 400,000 jobs for the twelfth straight month. But the market selloff continued through the first half of the month on indications of widespread inflationary pressures, disappointing earnings reports from large retailers and concern that China’s COVID restrictions would reduce demand for oil and other commodities. Stocks recovered much of their losses late in the month as the consumer discretionary and financial sectors rallied. In late May the Commerce Department reported that consumer spending increased in April for the fourth consecutive month. The news boosted the market to its best weekly performance of the year before stocks pulled back on May 31 resulting in a modest 0.2% monthly increase for the S&P 500 Index.
Volatility persisted into June as the market weighed conflicting indications of consumer strength and a stagnating economy. Recession fears increased when the Labor Department reported the Consumer Price Index for May increased 8.6% from the previous year. Accelerating prices for energy and groceries were the main contributors to the CPI’s expansion to its highest level since 1979. The market plummeted in response and on June 13, the S&P 500 Index entered into its first bear market since 2020, closing more than 20% below its January record. Stocks briefly rebounded when the Fed raised interest rates 0.75%, bringing the benchmark rate back to its pre-pandemic level. But by the middle of the month, the market suffered its worst weekly performance since March 2020 as the energy sector plunged and falling home construction and retail spending figures projected diminishing economic growth. Stocks sagged through the end of the month as the University of Michigan reported its consumer sentiment index dropped to a record low and the Conference Board followed with its report that consumer expectations for the short-term outlook on income, business and labor market conditions fell to the worst level in over nine years. By quarter-end Commerce Department figures suggested a slowdown in consumer spending and the S&P 500 Index closed with its worst performance for the first six months of the year since 1970.
The 10-year U.S. Treasury bond yielded 2.3% at the beginning of the quarter and climbed as high as 3.5% on June 15 before finishing the quarter at 3.0%. The yield rose in response to rising inflation and pulled back late in the quarter as stock market declines drove investment to the safety of government bonds. The S&P 500 was priced at 24.1
1

CGM REALTY FUND

times the trailing twelve-month earnings at the end of the quarter. Despite the market downturn, stocks remain expensive, but we believe that companies with low valuations in several market sectors offer substantial growth opportunities.
On June 30, 2022, CGM Realty Fund was 61.2% invested in real estate investment trusts, including 22.1% in retail REITs, 16.2% in residential REITs and 14.7% in office and industrial REITs. The Fund also held 23.3% in metals and mining companies and 9.8% in housing and building materials. The Fund’s three largest holdings were Simon Property Group, Inc. (retail REIT), Mid-America Apartment Communities, Inc. (residential REIT) and Boston Properties, Inc. (office and industrial REIT).
David C. Fietze
President

July 1, 2022

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2022

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	35.2	+	3.1
5 Years	-	7.2	-	1.5
1 Year	-	15.6	-	15.6
3 Months	-	21.7		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2022
(unaudited)
COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Retail	22.1%
Residential	16.2
Office and Industrial	14.7
Self Storage	4.9
Lodging and Resorts	3.3
Other Common Stocks
Metals and Mining	23.3
Housing and Building Materials	9.8
Miscellaneous	0.8

SCHEDULE OF INVESTMENTS as of June 30, 2022
(unaudited)

COMMON STOCKS — 95.1% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 61.2%

Lodging and Resorts — 3.3%	Shares	Value(a)
Ryman Hospitality Properties, Inc. (b)	160,000	$12,164,800

Office and Industrial — 14.7%
Boston Properties, Inc.	150,000	13,347,000
First Industrial Realty Trust, Inc.	160,000	7,596,800
Highwoods Properties, Inc.	220,000	7,521,800
Innovative Industrial Properties, Inc.	90,000	9,888,300
Prologis, Inc.	60,000	7,059,000
SL Green Realty Corp.	180,000	8,307,000
		53,719,900
Residential — 16.2%
American Homes 4 Rent	50,000	1,772,000
Camden Property Trust	40,000	5,379,200
Essex Property Trust, Inc.	40,000	10,460,400
Invitation Homes Inc.	200,000	7,116,000
Mid-America Apartment Communities, Inc.	80,000	13,973,600
NexPoint Residential Trust, Inc.	181,000	11,314,310
UDR, Inc.	200,000	9,208,000
		59,223,510

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022 (continued)
(unaudited)
COMMON STOCKS (continued)

Retail — 22.1%	Shares	Value(a)
Brixmor Property Group Inc.	500,000	$10,105,000
Federal Realty Investment Trust	120,000	11,488,800
Kimco Realty Corporation	550,000	10,873,500
Regency Centers Corporation	150,000	8,896,500
Simon Property Group, Inc.	200,000	18,984,000
SITE Centers Corp.	800,000	10,776,000
Tanger Factory Outlet Centers, Inc.	695,000	9,882,900
		81,006,700
Self Storage — 4.9%
Extra Space Storage Inc.	40,000	6,804,800
Life Storage, Inc.	20,000	2,233,200
National Storage Affiliates Trust	50,000	2,503,500
Public Storage	20,000	6,253,400
		17,794,900

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $247,634,538)		223,909,810

OTHER COMMON STOCKS — 33.9%

Housing and Building Materials — 9.8%
D.R. Horton, Inc.	120,000	7,942,800
Lennar Corporation	120,000	8,468,400
Meritage Homes Corporation (b)	120,000	8,700,000
PulteGroup, Inc.	100,000	3,963,000
Taylor Morrison Home Corporation (b)	100,000	2,336,000
Toll Brothers, Inc.	100,000	4,460,000
		35,870,200
Metals and Mining — 23.3%
Alpha Metallurgical Resources, Inc.	65,000	8,393,450
Anglo American plc ADR	400,000	7,196,000
Arch Coal, Inc.	80,000	11,447,200
B2Gold Corp.	1,500,000	5,085,000
BHP Billiton Limited ADR	100,000	5,618,000
CONSOL Energy Inc. (b)	220,000	10,863,600
Kinross Gold Corporation	2,500,000	8,950,000
Peabody Energy Corporation (b)	370,000	7,892,100
Rio Tinto plc ADR	180,000	10,980,000
Teck Resources Limited	290,000	8,865,300
		85,290,650

See accompanying notes to financial statements.
5

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022 (continued)
(unaudited)
COMMON STOCKS (continued)
Miscellaneous — 0.8%	Shares	Value(a)
The Howard Hughes Corporation (b)	40,000	$2,722,000

TOTAL OTHER COMMON STOCKS (Identified cost $135,986,614)		123,882,850

TOTAL INVESTMENTS — 95.1% (Identified cost $383,621,152)		347,792,660
Cash and receivables		51,485,946
Liabilities		(33,624,108)
TOTAL NET ASSETS — 100.0%		$365,654,498

(a)	See Note 2A.
(b)	Non-income producing security.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $383,621,152)		$347,792,660
Cash		20,966,014
Receivable for:
Securities sold	$29,533,986
Shares of the Fund sold	1,300
Dividends and interest	976,044
Dividends tax reclaim	8,602	30,519,932
Total assets		399,278,606

Liabilities
Payable for:
Securities purchased	33,136,637
Shares of the Fund redeemed	86,501
Tax withholding	5,850	33,228,988
Accrued expenses:
Management fees	279,118
Trustees’ fees	29,154
Accounting, administration and compliance expenses	12,966
Transfer agent fees	19,423
Other expenses	54,459	395,120
Total liabilities		33,624,108
Net Assets		$365,654,498

Net assets consist of:
Capital paid-in		$411,483,566
Accumulated loss		(45,829,068)
Net Assets		$365,654,498

Shares of beneficial interest outstanding, no par value		15,890,187

Net asset value per share*		$23.01
* Shares of the Fund are sold and redeemed at net asset
value ($365,654,498 ÷ 15,890,187 ).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$76,579)*	$3,680,045
3,680,045

Expenses:
Management fees	1,917,811
Trustees’ fees	58,796
Accounting, administration and compliance expenses	256,363
Custodian fees and expenses	42,963
Transfer agent fees	114,737
Audit and tax services	29,526
Legal	63,564
Printing	18,849
Registration fees	13,091
Miscellaneous expenses	2,752
2,518,452
Less expense waiver	(77,981)
Net expenses	2,440,471
Net investment income	1,239,574

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions	(10,323,074)
Net change in unrealized depreciation on investments	(116,226,510)
Net realized and unrealized losses on investments and foreign currency transactions	(126,549,584)

Change in Net Assets from Operations	$(125,310,010)

*Includes a non-recurring dividend of $725,000.

See accompanying notes to financial statements.
7

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
From Operations
Net investment income	$1,239,574	$5,611,679
Net realized gains (losses) on investments and foreign currency transactions	(10,323,074)	65,387,874
Net change in unrealized appreciation (depreciation) on investments	(116,226,510)	50,762,293
Change in net assets from operations	(125,310,010)	121,761,846

From Distributions to Shareholders
Total distributions	(351,176)	(10,065,137)

From Capital Share Transactions
Proceeds from sale of shares	1,349,305	3,307,066
Net asset value of shares issued in connection with reinvestment of distributions	313,676	9,053,329
	1,662,981	12,360,395
Cost of shares redeemed	(22,201,009)	(74,861,730)
Change in net assets derived from capital share transactions	(20,538,028)	(62,501,335)
Total change in net assets	(146,199,214)	49,195,374

Net Assets
Beginning of period	511,853,712	462,658,338
End of period	$365,654,498	$511,853,712

Number of Shares of the Fund:
Issued from sale of shares	47,879	117,098
Issued in connection with reinvestment of distributions	10,662	304,693
	58,541	421,791
Redeemed	(787,283)	(2,681,289)
Net change	(728,742)	(2,259,498)

See accompanying notes to financial statements.
8

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (unaudited)			For the Year Ended December 31,
				2021		2020		2019	2018	2017
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$30.80			$24.51		$25.68		$25.31	$32.19	$29.67
Net investment income (a)	0.08	(b)		0.32		0.19		0.61	0.44	0.19
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(7.85)			6.56		(1.17)		0.39	(6.92)	9.52
Total from investment operations	(7.77)			6.88		(0.98)		1.00	(6.48)	9.71

Dividends from net investment income	(0.02)			(0.36)		(0.19)		(0.63)	(0.40)	(0.24)
Distributions from net short-term realized gains	—			(0.23)		—		—	—	(6.54)
Distributions from net long-term realized gains	—			—		—		—	—	(0.41)
Total distributions	(0.02)			(0.59)		(0.19)		(0.63)	(0.40)	(7.19)

Net increase (decrease) in net asset value	(7.79)			6.29		(1.17)		0.37	(6.88)	2.52
Net asset value at end of period	$23.01			$30.80		$24.51		$25.68	$25.31	$32.19

Total return (%)	(25.2)			28.2		(3.6)		3.9	(20.2)	32.8

Ratios:
Net operating expenses after waiver (%)**	1.08	*	(c)	1.02	(c)	1.05	(c)	1.04	0.98	0.97
Total operating expenses before waiver (%)**	1.12	*	(c)	1.09	(c)	1.12	(c)	1.04	0.98	0.97
Net investment income (%)**	0.55	*	(b)	1.13		0.83		2.27	1.50	0.57
Portfolio turnover (%)	575	*		473		567	(d)	264	239	269
Net assets at end of period (in thousands) ($)	365,654	511,854			462,658		592,005		685,914	1,004,793
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects a non-recurring dividend which amounted to $0.04 per share. Excluding this non-recurring dividend, the ratio of net investment income to average net assets would have been 0.23%.
(c) The initial expense waiver was in effect from May 1, 2020 through April 30, 2021, and was continued at a reduced rate from May 1, 2021 through April 30, 2022.
(d) The increase in the turnover ratio from prior year was due to the decrease in the average market value and an increase in trading activity.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.
9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2022
(unaudited)
1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2022 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$347,792,660	—	—
	Total	$347,792,660	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,508,125	—	$(45,486,462)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2022 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$393,279,122	$3,046,189	$(48,532,651)	$(45,486,462)
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2021, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$41,522,671	$18,447,323	$59,969,994	—	—	—
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2021 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2021 and 2020 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total

2021	$ 10,065,137	—	—	$ 10,065,137
2020	$ 3,974,615	—	—	$ 3,974,615
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2022, the Fund was not a party to any repurchase transactions.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
C. Recent events — The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
    The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
4. Purchases and sales of securities — For the period ended June 30, 2022, purchases and sales of securities other than short-term investments aggregated $1,252,304,836 and $1,274,387,781, respectively.
14

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
5. Fees and expenses
A. Management fees — During the period ended June 30, 2022, the Fund incurred management fees of $1,917,811, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
The investment adviser agreed to waive its fees and/or reimburse expenses of the Fund through April 30, 2022 to the extent necessary to reduce the Fund's total annual operating expenses by 0.05%. As a result of the agreed waiver, CGM waived $77,981 of its management fee for the period ended June 30, 2022.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $256,363, for the period ended June 30, 2022, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $192,110 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2022, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses when applicable for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.
15

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2022 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Realty Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of the services provided by CGM's advisory and administrative personnel. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a universe of other real estate funds selected and provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the below average performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2021, in each case as compared to other funds in the Broadridge real estate universe. The Board also considered more recent information indicating that the Fund’s performance had exceeded the average performance of funds in the Broadridge real estate universe for the quarter ended March 31, 2022. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund continued to experience net redemptions in 2021 and the relatively small size of the Fund, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was above the median overall expense ratio
16

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)
of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, and concluded that the fee was reasonable in light of CGM’s active investment style and the fact that, unlike many real estate mutual funds, the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions of the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

17

CGM REALTY FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 to June 30, 2022.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During Period* 01/01/22 - 06/30/22
Actual	$1,000.00	$ 747.96	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.43	$5.42
* Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Sr. Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
TONY FIGUEIREDO, Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR222	Printed in U.S.A.
CGM
Focus Fund

99th Quarterly Report
June 30, 2022

A No-Load Fund

To Our Shareholders:

CGM Focus Fund decreased -16.8% during the second quarter of 2022 compared to a return of -16.1% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund decreased -10.9% and the S&P 500 Index decreased -20.0%.
Economic uncertainties that emerged early in the year continued to impact stocks into the second quarter. Stocks slumped in early April as the market anticipated aggressive steps by the Federal Reserve to combat rising inflation and the Russian invasion of Ukraine drove up energy prices. Ongoing global supply disruptions were exacerbated by renewed lockdowns in China to combat a resurgence of COVID-19 cases. U.S. employment remained a bright spot in the economy. The Labor Department reported that the March unemployment rate dropped to 3.6% and initial jobless claims in early April fell to their lowest level since 1968. In a separate report, the Labor Department indicated that the Producer Price Index jumped 11.5% in March for its fourth consecutive month of double-digit gains and further evidence of escalating inflation. Earnings reports generally signaled surprisingly strong corporate profits, briefly propping up the market in mid-April. Supply chain constraints, reduced inventory investment and diminishing government stimulus contributed to the contraction of U.S. GDP at a 1.6% annual rate in the first quarter. Rising bond yields and plummeting technology stocks pushed the S&P 500 Index down 8.7% in April for its worst monthly performance since the onset of the pandemic in 2020.
In early May, the Fed aggressively responded to escalating inflation with the approval of a 0.5% interest rate increase and the announcement of plans to begin reducing its $9 trillion asset portfolio starting in June. Stocks initially surged in response but plunged over the following several days as technology and bank stocks suffered. Another strong employment report from the Labor Department stated that in April the U.S. economy added in excess of 400,000 jobs for the twelfth straight month. But the market selloff continued through the first half of the month on indications of widespread inflationary pressures, disappointing earnings reports from large retailers and concern that China’s COVID restrictions would reduce demand for oil and other commodities. Stocks recovered much of their losses late in the month as the consumer discretionary and financial sectors rallied. In late May the Commerce Department reported that consumer spending increased in April for the fourth consecutive month. The news boosted the market to its best weekly performance of the year before stocks pulled back on May 31 resulting in a modest 0.2% monthly increase for the S&P 500 Index.
Volatility persisted into June as the market weighed conflicting indications of consumer strength and a stagnating economy. Recession fears increased when the Labor Department reported the Consumer Price Index for May increased 8.6% from the previous year. Accelerating prices for energy and groceries were the main contributors to the CPI’s expansion to its highest level since 1979. The market plummeted in response and on June 13, the S&P 500 Index entered into its first bear market since 2020, closing more than 20% below its January record. Stocks briefly rebounded when the Fed raised interest rates 0.75%, bringing the benchmark rate back to its pre-pandemic level. But by the middle of the month, the market suffered its worst weekly performance since March 2020 as the energy sector plunged and falling home construction and retail spending figures projected diminishing economic growth. Stocks sagged through the end of the month as the University of Michigan reported its consumer sentiment index dropped to a record low and the Conference Board followed with its report that consumer expectations for the short-term outlook on income, business and labor market conditions fell to the worst level in over nine years. By quarter-end Commerce Department figures suggested a slowdown in consumer spending and the S&P 500 Index closed with its worst performance for the first six months of the year since 1970.
The 10-year U.S. Treasury bond yielded 2.3% at the beginning of the quarter and climbed as high as 3.5% on June 15 before finishing the quarter at 3.0%. The yield rose in response to rising inflation and pulled back late in the quarter as stock market declines drove investment to the safety of government bonds. The S&P 500 was priced at 24.1 times the trailing twelve-month earnings at the end of the quarter. Despite the market downturn, stocks remain expensive, but we believe that companies

CGM FOCUS FUND

with low valuations in several market sectors offer substantial growth opportunities.
On June 30, 2022, CGM Focus Fund was 27.8% invested in oil and gas – independent production, 15.0% invested in metals and mining and 13.6% invested in commercial banks. The Fund’s three largest holdings were Antero Resources Corporation (oil and gas – independent production), AMN Healthcare Services, Inc. (health care services) and Signet Jewelers Limited (retail).
David C. Fietze
President

July 1, 2022

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2022

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	52.2	+	4.3
5 Years	-	14.9	-	3.2
1 Year	-	7.2	-	7.2
3 Months	-	16.8		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2022
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Oil and Gas - Independent Production	27.8%
Metals and Mining	15.0
Commercial Banks	13.6
Health Care Services	11.9
Oil Service	9.1
Oil Refining	6.9
Retail	6.1
Drugs	3.5
Miscellaneous	1.6

SCHEDULE OF INVESTMENTS as of June 30, 2022
(unaudited)
COMMON STOCKS — 95.5% OF TOTAL NET ASSETS

Commercial Banks — 13.6%	Shares	Value(a)
Bank of America Corporation	500,000	$15,565,000
Citigroup Inc.	380,000	17,476,200
Wells Fargo & Company	300,000	11,751,000
		44,792,200
Drugs — 3.5%
Bristol-Myers Squibb Company	40,000	3,080,000
Merck & Co., Inc.	60,000	5,470,200
Pfizer Inc.	60,000	3,145,800
		11,696,000
Health Care Services — 11.9%
AMN Healthcare Services, Inc. (b)	200,000	21,942,000
Tenet Healthcare Corporation (b)	330,000	17,344,800
		39,286,800
Metals and Mining — 15.0%
Alpha Metallurgical Resources, Inc.	80,000	10,330,400
Arch Coal, Inc.	80,000	11,447,200
CONSOL Energy Inc. (b)	280,000	13,826,400
Peabody Energy Corporation (b)	650,000	13,864,500
		49,468,500
Miscellaneous — 1.6%
Cheniere Energy, Inc.	40,000	5,321,200

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2022 (continued)
(unaudited)
COMMON STOCKS (continued)

Oil and Gas - Independent Production — 27.8%	Shares	Value(a)
Antero Resources Corporation (b)	900,000	$27,585,000
Coterra Energy Inc.	650,000	16,763,500
Ovintiv Inc.	100,000	4,419,000
Range Resources Corporation (b)	700,000	17,325,000
SM Energy Company	230,000	7,863,700
Southwestern Energy Company (b)	2,900,000	18,125,000
		92,081,200
Oil Refining — 6.9%
CVR Energy, Inc.	180,000	6,030,000
Delek US Holdings, Inc. (b)	300,000	7,752,000
HF Sinclair Corporation	200,000	9,032,000
		22,814,000
Oil Service — 9.1%
Halliburton Company	560,000	17,561,600
Schlumberger Limited	350,000	12,516,000
		30,077,600
Retail — 6.1%
Signet Jewelers Limited	378,400	20,229,264

TOTAL INVESTMENTS — 95.5% (Identified cost $330,925,884)		315,766,764
Cash and receivables		37,004,963
Liabilities		(22,029,184)
TOTAL NET ASSETS — 100.0%		$330,742,543

(a)	See Note 2A.
(b) Non-income producing security.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $330,925,884)		$315,766,764
Cash		11,827,376
Deposits with brokers for short sales		57,365
Receivable for:
Securities sold	$25,030,045
Shares of the Fund sold	(30,595)
Dividends and interest	120,772	25,120,222
Total assets		352,771,727
Liabilities
Payable for:
Securities purchased	21,466,569
Shares of the Fund redeemed	112,123
Tax withholding	1,375	21,580,067
Accrued expenses:
Management fees	313,584
Trustees’ fees	23,795
Accounting, administration and compliance expenses	11,205
Transfer agent fees	41,373
Other expenses	59,160	449,117
Total liabilities		22,029,184
Net Assets		$330,742,543

Net Assets consist of:
Capital paid-in		$478,305,496
Accumulated loss		(147,562,953)
Net Assets		$330,742,543
Shares of beneficial interest outstanding, no par value		8,518,043
Net asset value per share*		$38.83
* Shares of the Fund are sold and redeemed at net asset
value ($330,742,543 ÷ 8,518,043).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$16,286)	$3,810,214
Interest	20
3,810,234

Expenses:
Management fees	1,933,886
Trustees’ fees	47,988
Accounting, administration and compliance expenses	206,064
Custodian fees and expenses	42,509
Transfer agent fees	196,941
Audit and tax services	29,526
Legal	52,084
Printing	23,724
Registration fees	13,290
Miscellaneous expenses	2,752
2,548,764
Less expense waiver	(129,481)
Net expenses	2,419,283
Net investment income	1,390,951

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments and foreign currency transactions	(4,218,974)
Net change in unrealized depreciation on investments	(37,083,116)

Net realized and unrealized losses on investments and foreign currency transactions	(41,302,090)
Change in Net Assets from Operations	$(39,911,139)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
From Operations
Net investment income	$1,390,951	$5,958,833
Net realized gains (losses) on investments and foreign currency transactions	(4,218,974)	125,114,413
Net change in unrealized depreciation on investments	(37,083,116)	(20,996,257)
Change in net assets from operations	(39,911,139)	110,076,989

From Distributions to Shareholders
Total distributions	—	(4,171,298)

From Capital Share Transactions
Proceeds from sale of shares	962,766	2,381,278
Net asset value of shares issued in connection with reinvestment of distributions	—	3,798,021
	962,766	6,179,299
Cost of shares redeemed	(16,382,764)	(68,217,722)
Change in net assets derived from capital share transactions	(15,419,998)	(62,038,423)
Total change in net assets	(55,331,137)	43,867,268

Net Assets
Beginning of period	386,073,680	342,206,412
End of period	$330,742,543	$386,073,680

Number of Shares of the Fund:
Issued from sale of shares	21,090	58,564
Issued in connection with reinvestment of distributions	—	87,191
	21,090	145,755
Redeemed	(365,846)	(1,661,191)
Net change	(344,756)	(1,515,436)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (unaudited)			For the Year Ended December 31,
				2021		2020		2019		2018		2017
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$43.56			$32.97		$34.48		$40.06		$53.35		$42.74
Net investment income (loss) (a)(b)	0.16			0.63	(c)	(0.08)		0.22		(0.12)	(d)	(0.67)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(4.89)			10.43		(1.42)		(5.50)		(13.03)		11.28
Total from investment operations	(4.73)			11.06		(1.50)		(5.28)		(13.15)		10.61

Dividends from net investment income	—			(0.47)		(0.01)		(0.30)		(0.14)		—

Net increase (decrease) in net asset value	(4.73)			10.59		(1.51)		(5.58)		(13.29)		10.61
Net asset value at end of period	$38.83			$43.56		$32.97		$34.48		$40.06		$53.35

Total return (%)	(10.9)			33.5		(4.3)		(13.1)		(24.7)		24.8
Ratios:
Net operating expenses after waiver (%)**	1.25	*		1.20		1.33		1.32		1.18		1.16
Dividend and Interest expenses on short positions (%)**	—	*		—		0.32		0.44		1.27		1.92
Total net expenses after waiver (%)**	1.25	*	(e)	1.20	(e)	1.65	(e)	1.76		2.45		3.08
Total operating expenses before waiver (%)**	1.32	*		1.30		1.40		1.32		1.18		1.16
Dividend and interest expenses on short positions (%)**	—	*		—		0.32		0.44		1.27		1.92
Total expenses before waiver (%)**	1.32	*	(e)	1.30	(e)	1.72	(e)	1.76		2.45		3.08
Net investment income (loss) (%)**	0.72	*		1.51	(c)	(0.28)		0.60		(0.24)	(d)	(1.38)
Portfolio turnover (%)	766	*		905		884	(f)	451	(g)	403	(g)	388	(g)
Net assets at end of period (in thousands) ($)	330,743		386,074		342,206		439,086		650,199		997,714
(a) Net investment income per share excluding all related
short sale income and expenses ($)	0.16			0.63		0.01		0.38		0.51		0.26
(b) Per share net investment income (loss) has been calculated using average shares outstanding during the period.
(c) Net Investment income per share reflects non-recurring dividends which amounted to $0.38 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.59%.
(d) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(e) The expense waiver was in effect from May 1, 2020 through April 30, 2022.
(f) The increase in the turnover ratio from prior year was due to the decrease in the average market value.
(g) Includes short sale bond transactions.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2022
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2022 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
•    Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•    Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•    Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$315,766,764	—	—
	Total	$315,766,764	—	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$973,673	—	$(19,632,878)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2022 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$335,399,642	$16,080,034	$(35,712,912)	$(19,632,878)
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2021, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$135,525,301	—	$135,525,301	$111,965,577	—	$111,965,577
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2021 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
    The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2021 and 2020 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total

2021	$ 4,171,298	—	$ 4,171,298
2020	$ 52,305	—	$ 52,305
E. Short sales — The Fund engages in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2022 was $0 and the value of cash held in a segregated account at June 30, 2022 was $57,365. As of June 30, 2022, the Fund did not have any open short sales.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At June 30, 2022, the Fund was not a party to any repurchase transactions.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
C. Recent events — The novel coronavirus (COVID-19) pandemic and related government and public responses have impacted and may continue to impact markets around the world, and could adversely affect the financial performance of certain sectors of the economy and individual issuers. The adverse consequences and long-term

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

effect of the pandemic cannot be accurately predicted and could negatively impact the Fund's performance and the value of an investment in the Fund.
The Russian invasion of Ukraine and the possibility of wider conflict may increase volatility and uncertainty in certain financial markets and may adversely affect regional and global economies, certain sectors of the economy and individual issuers. The conflict may also further contribute to the ongoing disruption of global supply chains for various goods and commodities, including oil and natural gas. Economic sanctions imposed on Russia and its supporters, along with any retaliatory actions or countermeasures, may exacerbate the effects of the conflict. The extent and duration of the conflict cannot be accurately predicted. The conflict and related events could negatively impact the Fund's performance and the value of an investment in the Fund, even if the Fund does not invest in issuers in countries affected by the invasion.
4. Purchases and sales of securities — For the period ended June 30, 2022, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,392,003,638 and $1,404,786,846, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2022, the Fund incurred management fees of $1,933,886, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
The investment adviser agreed to waive its fees and/or reimburse expenses of the Fund through April 30, 2022 to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. As a result of the agreed waiver, CGM waived $129,481 of its management fee for the period ended June 30, 2022.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $206,064, for the period ended June 30, 2022, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $157,189 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2022, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses when applicable for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually for the performance of such services. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2022 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Focus Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of the services provided by CGM's advisory and administrative personnel. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (capital appreciation funds and multi-cap value funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the above average performance of the Fund for the one-year period and the below average performance of the Fund for the three-, five-, and ten-year periods ended December 31, 2021 in each case as compared with the Broadridge Capital Appreciation Fund universe. The Board also noted the above average performance of the Fund for one-year period ended December 31, 2021, and the below average performance of the Fund for the three-, five-, and ten-year periods ended December 31, 2021, as compared with the Broadridge Multi-Cap Value Fund universe. The Board also considered more recent information indicating that the Fund’s performance had exceeded the average performance of funds in the Broadridge Capital Appreciation Fund universe for the quarter ended March 31, 2022. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2021 and the relatively small size of the Fund, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was above the median overall expense ratios of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, and concluded this was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.
The Independent Trustees evaluated the considerations discussed above in light of the legal advice furnished to them by their independent counsel, including as to the legal standards applicable to their considerations, and acted in the exercise of their business judgment.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 to June 30, 2022.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During Period* 01/01/22 - 06/30/22
Actual	$1,000.00	$ 891.18	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,018.59	$6.26
* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Sr. Vice President & Anti-Money Laundering Compliance Officer
& Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
TONY FIGUEIREDO, Vice President

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2022, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2022

By: /S/ Deidra Hewardt
Deidra Hewardt
Treasurer
Principal Financial Officer

Date: August 17, 2022